T. ROWE PRICE Target 2030 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 38.3%
T. Rowe Price Funds:
New Income Fund  62,310 5,074 2,599 6,679,742 65,729
Limited Duration Inflation
Focused Bond Fund  64,234 5,254 6,058 11,746,420 64,370
International Bond Fund (USD
Hedged)  21,230 2,219 902 2,221,438 22,659
Dynamic Global Bond Fund  14,583 2,055 642 1,585,188 15,566
Emerging Markets Bond Fund  14,056 1,328 591 1,306,388 14,945
High Yield Fund  12,961 1,054 528 2,024,195 13,603
U.S. Treasury Long-Term Index
Fund  9,340 709 543 872,324 10,302
Floating Rate Fund  7,338 940 312 833,320 7,958
Total Bond Mutual Funds (Cost $206,777) 215,132
EQUITY MUTUAL FUNDS 58.3%
T. Rowe Price Funds:
Value Fund  56,004 3,623 3,654 1,131,507 58,284
Growth Stock Fund (2) 49,360 3,228 2,567 474,388 55,949
Equity Index 500 Fund  50,213 3,616 2,593 459,839 55,038
International Value Equity Fund  26,214 1,706 1,325 1,631,557 26,317
Overseas Stock Fund  24,635 1,587 1,591 1,814,332 24,530
International Stock Fund  23,022 1,468 1,109 1,030,480 23,443
Mid-Cap Growth Fund  12,212 761 780 100,016 13,048
Mid-Cap Value Fund  13,395 806 972 360,732 12,557
Emerging Markets Stock Fund  12,962 807 817 224,838 12,132
Small-Cap Stock Fund  8,336 540 328 119,765 8,936
Small-Cap Value Fund  8,453 519 314 138,695 8,904
Real Assets Fund  8,827 554 643 588,687 8,736
New Horizons Fund (2) 6,460 407 245 78,349 7,651
Emerging Markets Discovery
Stock Fund  4,832 2,126 249 409,706 6,609
U.S. Large-Cap Core Fund  4,343 309 186 128,641 4,791
Total Equity Mutual Funds (Cost $209,654) 326,925
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund (2) – 1 – 10 1
Total Other Mutual Funds (Cost $1) 1

T. ROWE PRICE Target 2030 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 14,357 7,243 2,586 19,013,570 19,014
Total Short-Term Investments (Cost $19,014) 19,014
Total Investments in Securities 100.0%
(Cost $435,446) $ 561,072
Other Assets Less Liabilities (0.0)% (233)
Net Assets 100.0% $ 560,839
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (8) $ (430) $ 135
Emerging Markets Bond Fund  (23) 152 192
Emerging Markets Discovery Stock Fund  (7) (100) —
Emerging Markets Stock Fund  148 (820) —
Equity Index 500 Fund  42 3,802 179
Floating Rate Fund  (8) (8) 87
Growth Stock Fund  140 5,928 —
High Yield Fund  (2) 116 185
International Bond Fund (USD Hedged)  (4) 112 110
International Stock Fund  34 62 —
International Value Equity Fund  11 (278) —
Limited Duration Inflation Focused Bond Fund  50 940 —
Mid-Cap Growth Fund  81 855 —
Mid-Cap Value Fund  97 (672) —
New Horizons Fund  2 1,029 —
New Income Fund  (34) 944 317
Overseas Stock Fund  124 (101) —
Real Assets Fund  43 (2) —
Small-Cap Stock Fund  (1) 388 —
Small-Cap Value Fund  2 246 —
Transition Fund  — — —
U.S. Large-Cap Core Fund  1 325 —
U.S. Treasury Long-Term Index Fund  (144) 796 50
Value Fund  192 2,311 —
U.S. Treasury Money Fund, 0.06% — — 2
Totals $ 736# $ 15,595 $ 1,257+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,257 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2030 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2030 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F187-054Q1 08/21